PAGE 1
1996 Annual Report
IDS Diversified Equity Income Fund
(prospectus enclosed)

(icon of) two puzzle pieces

The primary goal of IDS Diversified Equity Income Fund, a part of IDS Investment Series, Inc., is to provide a high level of income. Its secondary goal is to provide capital growth.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

AMERICAN
EXPRESS
Financial
Advisors

Distributed by American Express Financial Advisors Inc.

PAGE 2
(Icon of) two puzzle pieces

Dual-purpose stocks

Some of the most sucessful investments over the years have been stocks that reward investors in two ways--through growth in the value of the share price as well as through payment of regular dividend income. Diversified Equity Income sets its sights on stocks that can provide this double-barreled benefit. The Fund takes advantage of opportunities across various industries, among different types of securities and in markets throughout the world to find investments that meet its combination growth-and-dividend requirement.

PAGE 3
Contents

(Icon of) One open book inside of another

1996 annnual report
From the president                                   4
From the portfolio manager                           4
Ten largest holdings                                 6
Making the most of the Fund                          7
Long-term performance                                8
Independent auditors' report (Fund)                  9
Financial statements (Fund)                         10
Notes to financial statements (Fund)                13
Independent auditors' report (Portfolio)            18
Financial statements (Portfolio)                    19
Notes to financial statements (Portfolio)           22
Investments in securities                           31
IDS mutual funds                                    35
Federal income tax information                      39

The purpose of this annual report is to tell investors how the Fund performed.

1996 prospectus
The Fund in brief
  Goals                                              3p
  Investment policies and risks                      3p
  Structure of the Fund                              4p
  Manager and distributor                            5p
  Portfolio manager                                  6p
  Alternative purchase arrangements                  6p

Sales charge and Fund expenses                       7p

Performance                                          9p
  Financial highlights                               9p
  Total returns                                     11p

Investment policies and risks                       14p
  Facts about investments and their risks           15p
  Valuing Fund shares                               22p

How to purchase, exchange or redeem shares          23p
  Alternative purchase arrangements                 23p
  How to purchase shares                            26p
  How to exchange shares                            29p
  How to redeem shares                              29p
  Reductions and waivers of the sales charge        34p

Special shareholder services                        39p
  Services                                          39p
  Quick telephone reference                         39p

Distributions and taxes                             40p
  Dividend and capital gain distributions           40p
  Reinvestments                                     41p
  Taxes                                             42p
  How to determine the correct TIN                  44p
PAGE 4
How the Fund and Portfolio are organized            45p
  Shares                                            45p
  Voting Rights                                     45p
  Shareholder meetings                              45p
  Special considerations regarding
    master/feeder structure                         46p
  Board members and officers                        48p
  Investment manager                                50p
  Administrator and transfer agent                  50p
  Distributor                                       51p

About American Express Financial Corporation        52p
  General Information                               52p

Appendices                                          53p
  Description of corporate bond ratings             53p
  Descriptions of derivative instruments            53p

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

(This annual report is not part of the prospectus.)

PAGE 5
To our shareholders

From the President

The volatility in the stock market in recent months has put some investors, even experienced ones, on edge. Although no one can know exactly what will happen next, history tells us that ups and downs are intrinsic to stock investing.

But, history also shows that changing strategies with every twist and turn of the market is an impractical and, worse yet, typically unproductive way to invest. What matters more, therefore, is how we react to market volatility. If we take a long-term view and accept the downs with the ups, we improve our chances of success. For in the investment world, the race most often goes not to the swift, but to the persistent.

Along the way, of course, you'll still want to review your investment program to make sure it's on track to achieving your financial goals. Your American Express financial advisor will help you do just that, and I suggest you take advantage of his or her services on a regular basis.

On May 13, 1996, the Fund began investing its assets in Equity Income Portfolio instead of directly in securities of individual companies. Following the portfolio manager's letter are the financial statements of both the Fund and Portfolio. The notes to the financials and the prospectus go into more detail of how the new structure works.

William R. Pearce
President of the Fund

From the portfolio manager

A generally favorable investment environment set the stage for a productive fiscal year for IDS Diversified Equity Income Fund. For investors in Class A shares, that meant a total return (net asset value change plus dividends) of 17% from October 1995 through September 1996.

The stock market gained most of its ground from October through February, as a low rate of inflation, relatively low interest rates and often robust corporate profits provided the foundation for higher stock prices. The rest of the fiscal year was more of a struggle, though, as concern arose about the possibility of overly strong economic growth leading to an upturn in inflation.

Fund fluctuates less than the market

Most of the time, growth stocks (those of rapidly growing companies) were at the front of the market's advances. Because the focus of this Fund is on comparatively conservative companies, particularly the ones that generate substantial dividends, that trend kept the Fund from keeping up with the more dynamic pace of the market as a whole. On the other hand when the market dropped PAGE 6 by more than 4% last July, the Fund was down by only about half that amount--again, a characteristic of its relatively conservative investment style.

Its well-diversified portfolio served the Fund well, as a variety of stock sectors contributed positive results. For example, early in the fiscal year when concerns rose about the possibility of the economy falling into recession, our "defensive" holdings among pharmaceutical companies and banks did well. Later, when it appeared that the economy might be getting ready to take off, our stocks of "cyclical" companies, such as oil producers and autos, provided a boost.

Portfolio changes serve Fund well

Also beneficial were some changes I made to the portfolio. These included: lowering the exposure to real estate investment trusts (REITs), whose relatively poor price performance had been a drag on Fund results; reducing holdings among foreign stocks and moving that money into the U.S. market, which continued to outperform most foreign markets; cutting back cash reserves and putting a greater percentage of assets to work in stocks, which proved to be far more productive; and adding more bonds, to enhance the Fund's yield.

Although I have no reason to expect a major downturn in stocks, given the market's lofty level at this point (mid-October), I think that it could be more vulnerable to negative news than it was earlier in the year. Therefore, I'm comfortable with a broadly diversified portfolio with a yield well above that of the market as a whole. Should the investment environment become more difficult, I think the Fund will weather it relatively well. If, on the other hand, stocks sustain their strength, I expect the Fund to participate in the gains on a moderate scale.

Keith Tufte
Portfolio Manager

Class A
12 month performance
(All figures per share)
Net asset value (NAV)
________________________________
Sept. 30, 1996          $ 8.96
Sept. 30, 1995          $ 7.89
Increase                $ 1.07

Distributions
Oct. 1, 1995 - Sept. 30, 1996
________________________________
From income             $  0.26
From capital gains      $    --
Total distributions     $  0.26
________________________________
Total Return*           +17.0%**

PAGE 7
Class B
12-month performance
(All figures per share)
Net asset value (NAV)
________________________________
Sept. 30, 1996          $ 8.96
Sept. 30, 1995          $ 7.89
Increase                $ 1.07

Distributions
Oct. 1, 1995 - Sept. 30, 1996
________________________________
From income             $  0.19
From capital gains      $    --
Total distributions     $  0.19
________________________________
Total Return*           +16.2%**

Class Y
12-month performance
(All figures per share)

Net asset value (NAV)
_______________________________
Sept. 30, 1996          $ 8.96
Sept. 30, 1995          $ 7.89
Increase                $ 1.07
________________________________
Distributions
Oct. 1, 1995 - Sept. 30, 1996
________________________________
From income             $  0.27
From capital gains      $    --
Total distributions     $  0.27
________________________________
Total Return*           +17.3%**

* The prospectus discusses the effect of sales charges, if any, on the various classes.

**The total return is a hypothetical investment in the Fund with all distributions reinvested.

PAGE 8

The Portfolio's ten largest holdings
Equity Income Portfolio

(pie chart) The ten holdings listed here make up 13.88% of the Portfolio's net assets

                                                        Percent                                        Value
                                             (of Portfolio's net assets)               (as of Sept. 30, 1996)
_____________________________________________________________________________________________________________
First Union                                              1.51%                                    $22,027,500

A bank-holding company based in Charlotte, North Carolina, with a strategic market position in
North Carolina, South Carolina and Florida.

Alco Standard                                            1.44                                      20,930,000
6.50% Cv Preferred

The company's operations are divided into two business groups: Alco Office products and Unisource.
Unisource Worldwide, Inc. markets and distributes papers, plastic packaging supply items, and commercial sanitary and maintenance products. Alco Office Products sells, leases and rents office equipment and operates specialized overnight copy centers.

Crown Cork & Seal                                        1.42                                      20,700,000
4.50% Cv Preferred

One of the largest packaging companies in the world.

NationsBank                                              1.40                                      20,415,625

A bank holding company with a strong presence in North Carolina, South Carolina, Texas, Virginia,
Florida and Georgia.

American Home Products                                   1.40                                      20,400,000

This company is engaged in the discovery, development, manufacturing, distribution and sales of a diversified line of products in three business segments:  health care products, agricultural products and food products.

Norwest                                                  1.38                                      20,028,750

As a diversified financial services organization, this company operates through subsidiaries engaged in banking and in related businesses.

Kimberly-Clark                                           1.36                                      19,828,125

World's largest manufacturer of tissue products and other household, personal care and industrial paper products.

May Dept Stores                                          1.34                                      19,450,000

The country's largest department store chain. The company operates over 300 department stores, including Lord & Taylor, Foley's, Heck's, and Filene's, and 3,800 Payless Shoe Stores.

Penney (JC)                                              1.32                                      19,214,375

One of the largest general merchandise retailers. The company distributes family apparel, home furnishings and leisure lines through its stores and catalog mail order operations.

Key Corp                                                 1.31                                      19,140,000

The resulting franchise of the merger between Cleveland's Society Bank and New York's Key Bank.
KeyCorp has four major businesses: community banking, national consumer finance, personal financial services and corporate banking.

PAGE 9
Class A
12-month performance
(All figures per share)

Net asset value (NAV)
________________________________
Sept. 30, 1996            $ 8.96
________________________________
Sept. 30, 1995            $ 7.89
________________________________
Increase                  $ 1.07
________________________________


Distributions
Oct. 1, 1995 - Sept. 30, 1996
________________________________
From income               $ 0.26
________________________________
From capital gains        $  --
________________________________
Total distributions       $ 0.26
________________________________
Total return*          + 17.0%**
________________________________

Class B
12-month performance
(All figures per share)

Net asset value (NAV)
________________________________
Sept. 30, 1996            $ 8.96
________________________________
Sept. 30, 1995            $ 7.89
________________________________
Increase                  $ 1.07
________________________________


Distributions
Oct. 1, 1995 - Sept. 30, 1996
________________________________
From income               $ 0.19
________________________________
From capital gains        $  --
________________________________
Total distributions       $ 0.19
________________________________

Total return*          + 16.2%**
________________________________

PAGE 10
Class Y
12-month performance
(All figures per share)

Net asset value (NAV)
________________________________
Sept. 30, 1996            $ 8.96
________________________________
Sept. 30, 1995            $ 7.89
________________________________
Increase                  $ 1.07
________________________________


Distributions
Oct. 1, 1995 - Sept. 30, 1996
________________________________
From income               $ 0.27
________________________________
From capital gains        $  --
________________________________
Total distributions       $ 0.27
________________________________
Total return*          + 17.3%**
________________________________

  * The prospectus discusses the effect of sales charges, if any, on the various classes.

** The total return is a hypothetical investment in the Fund with all distributions reinvested.

PAGE 11
Making the most of the Fund

Average annual total return
(as of Sept. 30, 1996)

                 1 year        5 years       Since Inception
_____________________________________________________________
Class A*         +11.22%       +13.77%       +15.71%
_____________________________________________________________
Class B**        +11.21%           --%       +17.11%
_____________________________________________________________
Class Y**        +17.27%           --%       +20.56%
_____________________________________________________________
*Inception date was Oct. 15, 1990.
**Inception date was March 20, 1995.

The performance of Class B and Class Y will vary from the performance of Class A based on differences in sales charges and fees.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Figures for Class A reflect the effect of the maximum 5% sales charge and figures for Class B reflect the applicable contingent deferred sales charge. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Build your assets systematically

This does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works
______________________________________________________________
Month     Amount    Per-share      Number of shares purchased
          invested  market price

Jan       $100      $20            5.00
______________________________________________________________
Feb        100       18            5.56
______________________________________________________________
March      100       17            5.88
______________________________________________________________
April      100       15            6.67
______________________________________________________________
May        100       16            6.25
______________________________________________________________
June       100       18            5.56
______________________________________________________________
July       100       17            5.88
______________________________________________________________
Aug        100       19            5.26
______________________________________________________________
Sept       100       21            4.76

PAGE 12
______________________________________________________________
Oct        100       20            5.00
______________________________________________________________

By investing an equal number of dollars each month you automatically buy more shares when the per share market price is low and fewer shares when the per share market price is high.

You have paid an average price of only $17.91 per share over the 10 months, while the average market price was actually $18.10.

PAGE 13
The Fund's long-term performance

Three ways to benefit from a mutual fund:

o your shares increase in value when the Fund's investments do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive invome when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. And you potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

     How $10,000 has grown is IDS Diversified Equity Income Fund
__________________________________________________________________
                                                     S&P 500 Stock
                                                     Index

                                                           $28,108
                                                           Mutual
                                                           Class A
$20,000


                                Lipper Balanced
                                Fund Index
$9,500



___________________________________________________________________
11/1/90       '91       '92       '93       '94       '95      '96


Assumes:
o Holding period from 11/01/90 to 9/30/96.
o Returns do not reflect taxes payable on distributions.
o Reinvestments of all income and capital gain distributions for the Fund, with a value of $7,014.

Also see "Performance" in the Fund's current prospectus.

Standard and Poor's 500 Stock Index (S&P 500), an unmanaged list of common stocks, is frequently used as a general measure of market performance; however, the S&P 500 companies are generally larger than those in which the Fund invests.

Lipper Equity Income Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

PAGE 14
Average annual total return
(as of Sept. 30, 1996)

                  1 year     5 years    Since Inception
__________________________________________________________
Class A*          +11.22%    +13.77%     +15.71%

Class B**         +11.21%        --%     +17.11%

Class Y**         +17.27%        --%     +20.56%
__________________________________________________________
*Inception date was Oct. 15, 1990
**Inception date was March 20, 1995

On the graph above you can see how the Fund's total return compared to two widely cited performance measures, the S&P 500 and the Lipper Equity Income Fund Index. In comparing IDS Diversified Equity Income Fund to the two indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the indexes. If you were actually to buy either individual securities or mutual funds, any sales charge that you pay would reduce your total return as well.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.
This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

PAGE 15
IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale holding two worlds

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

PAGE 16
IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) office building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's
Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

PAGE 17
IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

PAGE 18
IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily of high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) greek column

PAGE 19
IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head enclosed

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes.
Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column enclosed

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star enclosed

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

PAGE 20
IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with a tree enclosed

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

PAGE 21
Federal income tax information

IDS Diversified Equity Income Fund
_______________________________________ _______
The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year.
Some of the dividends listed below were reported to you on a Form 1099-DIV, Dividends and Distributions, last January. Dividends paid to you since the end of last year will be reported to you on a tax statement sent next January. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

IDS Diversified Equity Income Fund
Fiscal year ended Sept. 30, 1996

Class A
Income distribution taxable as dividend income, 60.20% qualifying for deduction by corporations.

Payable date             Per share

Dec. 28, 1995            $0.06109

March 28, 1996            0.05745

June 27, 1996             0.06530

Sept. 26, 1996            0.07401

Total distributions      $0.25785

Class B
Income distribution taxable as dividend income, 60.20% qualifying for deduction by corporations.

Payable date             Per share

Dec. 28, 1995            $0.04580

March 29, 1996            0.04137

June 28, 1996             0.04893

Sept. 27, 1996            0.05760

Total                    $0.19370

PAGE 22
Class Y
Income distribution taxable as dividend income, 60.20% qualifying for deduction by corporations.

Payable date             Per share

Dec. 28, 1995             $0.06459

March 29, 1996             0.06108

June 28, 1996              0.06903

Sept. 27, 1996             0.07775

Total                     $0.27245

PAGE 23
Quick telephone reference

American Express Telephone Transaction Service
Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements

National/Minnesota:  800-437-3133
Mpls./St. Paul area:  671-3800

American Express Shareholder Service
Fund performance, objectives and account inquiries
612-671-3733

TTY Service
For the hearing impaired
800-846-4852

American Express Infoline
Automated account information (TouchToneR phones only), including current fund prices and performance, account values and recent account transactions

National/Minnesota: 800-272-4445
Mpls./St. Paul area: 671-1630

AMERICAN
EXPRESS
Financial
Advisors


IDS Diversified Equity Income Fund
IDS Tower 10
Minneapolis, MN  55440-0010

PAGE 24
STATEMENT OF DIFFERENCES

Difference                           Description

1)  The layout is different          1)  Some of the layout in the
    throughout the annual report.        annual report to
                                         shareholders is in two
                                         columns.

2)  Headings.                        2)  The headings in the
                                         annual report are
                                         placed in a blue strip
                                         at the top of the page.

3)  There are pictures, icons        3)  Each picture, icon and
    and graphs throughout the            graph is described in
    annual report.                       parentheses.

4)  Footnotes for charts and         4)  The footnotes for each
    graphs are described at              chart or graph are typed
    the left margin.                     below the description of
                                         the chart or graph.